HENDERSON GLOBAL FUNDS

Henderson European Focus Fund

Supplement dated May 15, 2014
to the Prospectus dated November 30, 2013

This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus.

Change in Management Fee

Effective July 1, 2014, subject to approval by the Board of Trustees, the management fee rate the Henderson European Focus Fund (the “Fund”) pays to Henderson Global Investors (North America) Inc. will be reduced as a result of adding an additional “breakpoint” at average net assets under management in excess of $2.5 billion. That “breakpoint” was never reached in the prior fiscal year and thus the “Annual Fund Operating Expenses” and “Expense Example” disclosures in the Summary Prospectus and Prospectus have not been revised.

The following information replaces the information with respect to the Fund in the third paragraph under “Investment Adviser and Subadviser” in the “Management of the Funds” section on page sixty-one (61) of the Prospectus:

European Focus Fund
1.00% for the first $500 million;
0.90% for the next $1 billion;
0.85% for the next $1 billion; and
0.80% for the balance thereafter.

HENDERSON GLOBAL FUNDS

Henderson Global Technology Fund

Supplement dated May 15, 2014
to the Prospectus dated November 30, 2013

This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus.

Change in Management Fee
Effective July 1, 2014, subject to approval by the Board of Trustees, the management fee rate the Henderson Global Technology Fund (the “Fund”) pays to Henderson Global Investors (North America) Inc. will be reduced.

The following table replaces the “Annual Fund Operating Expenses” table with respect to the Fund in the “Fees and Expenses of the Fund” section on page thirty (30) of the Prospectus and the first page of the Summary Prospectus:

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	Class A Shares	Class B Shares	Class C Shares	Class I Shares
Management Fees*	0.90%	0.90%	0.90%	0.90%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	None
Other Expenses	0.24%	0.31%	0.26%	0.22%
Acquired Fund Fees and Expenses (d)	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.40%	2.22%	2.17%	1.13%

(a)
A 1.00% deferred sales charge, also known as a contingent deferred sales charge (CDSC), applies to redemptions of Class A shares within one years of purchase if purchased with no initial sales charge as part of an investment of $1 million or more and if the Fund’s distributor paid a sales commission on the purchase.

(b)	The CDSC payable upon redemption of Class B shares declines over time.

(c)	A CDSC of up to 1% may be imposed on certain redemptions of Class C shares within 12 months of purchase.

(d)
Acquired Fund Fees and Expenses are based on the indirect net expenses associated with the Fund’s investments in underlying investment companies. The current fiscal year estimates are based on the underlying fund holdings during the most recent fiscal period and use the net expense ratio in the most recent publicly available financial statements for each underlying fund. Fees and expenses of foreign investment companies may be calculated in a manner that differs from U.S. investment companies.

*	The management fee has been restated to reflect the reduction in rate, effective July 1, 2014.

The following table replaces the “Expense Example” table with respect to the Fund in the “Fees and Expenses of the Fund” section on page thirty (30) of the Prospectus and the first page of the Summary Prospectus:

	1-Year	3-Year	5-Year	10-Year
Class A	$709	$993	$1,298	$2,163
Class B	625	995	1,291	2,351
Class C	320	679	1,165	2,508
Class I	115	359	623	1,379

You would pay the following expenses if you did not redeem your shares:

	1-Year	3-Year	5-Year	10-Year
Class A	$709	$993	$1,298	$2,163
Class B	225	695	1,191	2,351
Class C	220	679	1,165	2,508
Class I	115	359	623	1,379

The following information replaces the information with respect to the Fund in the third paragraph under “Investment Adviser and Subadviser” in the “Management of the Funds” section on page sixty-one (61) of the Prospectus:

Global Technology Fund
0.90% for the first $1 billion;
0.80% for the balance thereafter.

HENDERSON GLOBAL FUNDS

Henderson International Opportunities Fund

Supplement dated May 15, 2014
to the Prospectus dated November 30, 2013

This supplement provides new and additional information beyond that contained in the Prospectus and should be retained and read in conjunction with the Prospectus.

Change in Management Fee
Effective July 1, 2014, subject to approval by the Board of Trustees, the management fee rate the Henderson International Opportunities Fund (the “Fund”) pays to Henderson Global Investors (North America) Inc. will be reduced.

The following table replaces the “Annual Fund Operating Expenses” table with respect to the Fund in the “Fees and Expenses of the Fund” section on page forty (40) of the Prospectus and the first page of the Summary Prospectus:

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	Class A Shares	Class B Shares	Class C Shares	Class R Shares	Class I Shares
Management Fees*	0.98%	0.98%	0.98%	0.98%	0.98%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	None
Other Expenses	0.22%	0.30%	0.27%	0.27%	0.17%
Acquired Fund Fees and Expenses (d)	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.46%	2.29%	2.26%	1.76%	1.16%

(a)
A 1.00% deferred sales charge, also known as a contingent deferred sales charge (CDSC), applies to redemptions of Class A shares within one years of purchase if purchased with no initial sales charge as part of an investment of $1 million or more and if the Fund’s distributor paid a sales commission on the purchase.

(b)	The CDSC payable upon redemption of Class B shares declines over time.

(c)	A CDSC of up to 1% may be imposed on certain redemptions of Class C shares within 12 months of purchase.

(d)
Acquired Fund Fees and Expenses are based on the indirect net expenses associated with the Fund’s investments in underlying investment companies. The current fiscal year estimates are based on the underlying fund holdings during the most recent fiscal period and use the net expense ratio in the most recent publicly available financial statements for each underlying fund. Fees and expenses of foreign investment companies may be calculated in a manner that differs from U.S. investment companies.

*	The management fee has been restated to reflect the reduction in rate, effective July 1, 2014.

The following table replaces the “Expense Example” table with respect to the Fund in the “Fees and Expenses of the Fund” section on page forty (40) of the Prospectus and the first page of the Summary Prospectus:

	1-Year	3-Year	5-Year	10-Year
Class A	$715	$1,011	$1,328	$2,226
Class B	632	1,016	1,326	2,421
Class C	329	707	1,211	2,600
Class R	179	555	955	2,078
Class I	118	369	639	1,414

You would pay the following expenses if you did not redeem your shares:
	1-Year	3-Year	5-Year	10-Year
Class A	$715	$1,011	$1,328	$2,226
Class B	232	716	1,226	2,421
Class C	229	707	1,211	2,600
Class R	179	555	955	2,078
Class I	118	369	639	1,414

The following information replaces the information with respect to the Fund in the third paragraph under “Investment Adviser and Subadviser” in the “Management of the Funds” section on page sixty-one (61) of the Prospectus:

International Opportunities Fund
1.00% for the first $2 billion;
0.90% for the next $1 billion;
0.80% for the next $1 billion; and
0.70% for the balance thereafter.

HENDERSON GLOBAL FUNDS

Henderson European Focus Fund
Henderson Global Technology Fund
Henderson International Opportunities Fund

Supplement dated May 15, 2014
to the Statement of Additional Information dated November 30, 2013

This supplement provides new and additional information beyond that contained in the Statement of Additional Information and should be retained and read in conjunction with the Statement of Additional Information.

Effective July 1, 2014, subject to approval by the Board of Trustees, the following replaces the table following the fifth paragraph under “Investment Advisory and Other Services” on page fifty-five (55) of the Statement of Additional Information:

All Asset Fund	0.40%.
Dividend & Income Builder Fund	0.75% for the first $1 billion; 0.65% for the next $1 billion; and 0.55% for the balance thereafter.
Emerging Markets Opportunities Fund	1.00% for the first $1 billion; 0.90% for the next $1 billion; and 0.85% for the balance thereafter.
European Focus Fund	1.00% for the first $500 million; 0.90% for the next $1 billion; 0.85% for the next $1 billion; and 0.80% for the balance thereafter.
Global Equity Income Fund	0.85% for the first $1 billion; 0.65% for the next $1 billion; and 0.60% for the balance thereafter.
Global Technology Fund	0.90% for the first $1 billion; 0.80% for the balance thereafter.
High Yield Opportunities Fund	0.65% for the first $1 billion; 0.55% for the next $1 billion; and 0.50% for the balance thereafter.
International Opportunities Fund	1.00% for the first $2 billion; 0.90% for the next $1 billion; 0.80% for the next $1 billion; and 0.70% for the balance thereafter.
Strategic Income Fund1	0.55% for the first $1 billion; 0.50% for the next $500 million; and 0.45% for the balance thereafter.
________________

1
The fee is based upon the Fund’s average managed assets. Managed assets mean the total assets of the Fund (including any assets attributable to any leverage that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage). Since the Fund pays the Adviser based on the Fund’s average managed assets, which include the proceeds of leverage, the Adviser’s fee will be higher if the Fund is leveraged.